Investment in Affiliate	6 Months Ended
Jun. 30, 2025
Investment in Affiliate [Abstract]
INVESTMENT IN AFFILIATE

NOTE 4 — INVESTMENT IN AFFILIATE

a.

In February 2023, the Company acquired, through Jeffs’ Brands Holdings, approximately 49.1% of the issued and outstanding shares of common stock of SciSparc U.S., a related party of the Company, for approximately $3.0 million in cash. SciSparc U.S. owns and operates Wellution, an Amazon food supplements and cosmetics brand. Jeffs’ Brands Holdings has the right to appoint two of five directors to the board of SciSparc U.S. The Company’s management concluded that the Company has significant influence, but not control, over SciSparc U.S. and, accordingly, accounts for the investment using the equity method. The carrying amount of the investment is adjusted to reflect the Company’s proportionate share of the net earnings or losses and decreased by any dividends received. The Company’s share of income or loss related to this investment is reported as equity earnings (loss) of affiliate in the consolidated statements of operations.

The activity in the Investment accounted for using the equity method was as follows:

Six months ended June 30, 2025
USD in thousands
Balance as of January 1, 2025	754
Equity losses	76
Balance as of June 30, 2025	678

Six months ended June 30, 2024
USD in thousands
Balance as of January 1, 2024	1,940
Equity losses	(245)
Balance as of June 30, 2024	1,695